BALANCE SHEET COMPONENTS - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Jan. 01, 2023	Jan. 02, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accounts receivable, sale	$ 498,400,000	$ 577,900,000
Accounts receivable, allowance for credit loss, current, receivables sold	49,400,000	63,600,000
Inventory valuation reserves	30,500,000	21,300,000
Amortization	200,000	300,000	$ 400,000
Goodwill	7,879,000	0
Goodwill impairment loss	0
Depreciation	$ 55,700,000	$ 56,500,000	$ 41,800,000